INVESTMENTS (Details Narrative) (USD $)	Dec. 31, 2011	Dec. 31, 2010
Notes to Financial Statements
Cash, marketable securities available for sale	$ 4,000
Gold ETF, marketable securities available for sale	137,000
Bargain purchase gain from Orlando purchase	1,736,000
Option on the purchase of Orlando assets		$ 100,000